Expenses by nature	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
Expenses by nature

Note 6	Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

	Six months ended June 30,
in € thousand	2025	2024
Consulting and other purchased services	28,620	31,309
Cost of services and change in inventory	(273)	4,147
Employee benefit expense other than share-based compensation	44,426	40,956
Share-based compensation expense	4,500	3,770
Raw materials and consumables used	7,363	7,802
Depreciation and amortization and impairment	10,811	9,496
Building and energy costs	7,344	6,048
Supply, office and IT costs	4,457	3,694
License fees and royalties	1,877	1,816
Advertising costs	5,267	6,979
Warehousing and distribution costs	2,221	1,743
Travel and transportation costs	843	1,847
Other expenses	1,490	1,733
OPERATING EXPENSES	118,947	121,339
The operating expenses in the six months ended June 30, 2025 amounted to €118.9 million, showing a slight decrease compared to the €121.3 million in the six months ended June 30, 2024.
Expenses for “cost of services and change in inventory” decreased in 2025 by €4.4 million mostly due to improvement in manufacturing performance, and smaller provisions for inventory.
Expenses for “consulting and other purchased services” reduced by €2.7 million in the six months ended June 30, 2025, due to increased in-house recruiting efforts leading to reduced reliance on external agencies. Furthermore, consulting and IT project costs declined due to reduced consultant use. Additionally, renegotiated loan-related insurance premiums contributed further savings.
“Employee benefit expenses other than share-based compensation” increased by €3.5 million in the six months ended June 30, 2025 compared to the six months ended June 30, 2024 because of inflation-related higher salaries and social security contributions. The “share-based compensation expense” showed an increase of €0.7 million from an additional stock option program granted in October 2024.
During the six months ended June 30, 2025, the Group had around 700 employees (Half Year 2024: 695 employees).
“Building and energy costs” increased during the six months ended June 30, 2025, by €1.3 million primarily due to an onerous lease provision and the increased running costs for the new Scottish facility as it is now operational.
The decrease of “advertising costs” by €1.7 million in the six months ended June 30, 2025 compared to the six months ended June 30, 2024 is driven by lower investments following the U.S. launch of IXCHIQ in early 2024.